Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE DISCLOSURE

The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers (“Non-PEO NEOs”) and certain measures of the Company’s financial performance for the last three fiscal years ended December 30, 2022:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($ '000) (5)	EBITDA ($ '000) (6)
2022	3,589,062	2,322,702	1,626,994	1,245,805	145	118	102,330	137,217
2021	3,022,417	5,151,590	1,500,913	2,165,705	169	141	101,202	132,258
2020	2,674,793	4,300,765	1,362,236	1,938,548	129	111	82,552	102,102
(1)
Dr. Corrigan was the PEO in 2022, 2021 and 2020. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. James were the non-PEO NEOs in 2020.
(2)
The value of the “compensation actually paid” to our PEO and Non-PEO NEOs reflect the following adjustments from the Summary Compensation Table:

Compensation Actually Paid Adjustment Summary	Principal Executive Officer (PEO)			NON PEO Named Executive Officers (NEO) (average)
	2022	2021	2020	2022	2021	2020
Summary Compensation Table (SCT) Total	$3,589,062	$3,022,417	$2,674,793	$1,626,994	$1,500,913	$1,362,236
Stock and option award values reported in the SCT	$(1,799,624)	$(1,306,442)	$(1,313,446)	$(689,978)	$(598,564)	$(533,908)
The year-end fair value of any outstanding and unvested stock awards granted during the year	$630,014	$472,173	$558,636	$309,756	$439,051	$302,614
The year-end fair value of any outstanding and unvested option awards granted during the year	$829,168	$823,548	$565,645	$138,195	$137,255	$94,274
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	$(151,729)	$64,616	$46,330	$(101,156)	$39,656	$12,486
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	$(639,842)	$121,119	$226,967	$(122,616)	$23,925	$43,974
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	$(304,608)	$552,717	$430,383	$(138,787)	$276,298	$281,911
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	$(429,807)	$1,001,391	$691,441	$(71,635)	$182,601	$147,438
'The dollar value of stock awards that were both granted and vested during the year	$600,068	$400,051	$420,016	$295,032	$164,570	$227,523
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—	—	—	—	—
Compensation Actually Paid	$2,322,702	$5,151,590	$4,300,765	$1,245,805	$2,165,705	$1,938,548
(3)
Amounts represent the cumulative Total Shareholder Return ("TSR") for Exponent calculated and presented as the dollar value of an investment of $100 made on January 1, 2020, assuming dividend reinvestment.
(4)
Amounts represent the cumulative TSR for the S&P 600 Small Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 1, 2020, assuming dividend reinvestment.
(5)
Net Income is calculated in accordance with generally accepted accounting principles.
(6)
EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Dr. Corrigan was the PEO in 2022, 2021 and 2020. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. James were the non-PEO NEOs in 2020.

Peer Group Issuers, Footnote [Text Block]
(4)
Amounts represent the cumulative TSR for the S&P 600 Small Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 1, 2020, assuming dividend reinvestment.

PEO Total Compensation Amount	$ 3,589,062	$ 3,022,417	$ 2,674,793
PEO Actually Paid Compensation Amount	$ 2,322,702	5,151,590	4,300,765
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid Adjustment Summary	Principal Executive Officer (PEO)			NON PEO Named Executive Officers (NEO) (average)
	2022	2021	2020	2022	2021	2020
Summary Compensation Table (SCT) Total	$3,589,062	$3,022,417	$2,674,793	$1,626,994	$1,500,913	$1,362,236
Stock and option award values reported in the SCT	$(1,799,624)	$(1,306,442)	$(1,313,446)	$(689,978)	$(598,564)	$(533,908)
The year-end fair value of any outstanding and unvested stock awards granted during the year	$630,014	$472,173	$558,636	$309,756	$439,051	$302,614
The year-end fair value of any outstanding and unvested option awards granted during the year	$829,168	$823,548	$565,645	$138,195	$137,255	$94,274
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	$(151,729)	$64,616	$46,330	$(101,156)	$39,656	$12,486
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	$(639,842)	$121,119	$226,967	$(122,616)	$23,925	$43,974
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	$(304,608)	$552,717	$430,383	$(138,787)	$276,298	$281,911
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	$(429,807)	$1,001,391	$691,441	$(71,635)	$182,601	$147,438
'The dollar value of stock awards that were both granted and vested during the year	$600,068	$400,051	$420,016	$295,032	$164,570	$227,523
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—	—	—	—	—
Compensation Actually Paid	$2,322,702	$5,151,590	$4,300,765	$1,245,805	$2,165,705	$1,938,548

Non-PEO NEO Average Total Compensation Amount	$ 1,626,994	1,500,913	1,362,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,245,805	2,165,705	1,938,548
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid Adjustment Summary	Principal Executive Officer (PEO)			NON PEO Named Executive Officers (NEO) (average)
	2022	2021	2020	2022	2021	2020
Summary Compensation Table (SCT) Total	$3,589,062	$3,022,417	$2,674,793	$1,626,994	$1,500,913	$1,362,236
Stock and option award values reported in the SCT	$(1,799,624)	$(1,306,442)	$(1,313,446)	$(689,978)	$(598,564)	$(533,908)
The year-end fair value of any outstanding and unvested stock awards granted during the year	$630,014	$472,173	$558,636	$309,756	$439,051	$302,614
The year-end fair value of any outstanding and unvested option awards granted during the year	$829,168	$823,548	$565,645	$138,195	$137,255	$94,274
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	$(151,729)	$64,616	$46,330	$(101,156)	$39,656	$12,486
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	$(639,842)	$121,119	$226,967	$(122,616)	$23,925	$43,974
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	$(304,608)	$552,717	$430,383	$(138,787)	$276,298	$281,911
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	$(429,807)	$1,001,391	$691,441	$(71,635)	$182,601	$147,438
'The dollar value of stock awards that were both granted and vested during the year	$600,068	$400,051	$420,016	$295,032	$164,570	$227,523
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—	—	—	—	—
Compensation Actually Paid	$2,322,702	$5,151,590	$4,300,765	$1,245,805	$2,165,705	$1,938,548

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Company Net Income Compensation Actually Paid ($) 5,000,000 4,000,000 3,000,000 2,000,000 1,000,000 0 2020 2021 2022 120 100 80 60 40 20 - Net Income (dollars in millions) PEO Actual Pay Ave. Non-PEO Actual Pay Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between CAP and Company EBITDA Compensation Actually Paid ($) 5,000,000 4,000,000 3,000,000 2,000,000 1,000,000 0 2020 2021 2022 160 140 120 100 80 60 40 20- EBITDA (dollars in millions) PEO Actual Pay Ave. Non-PEO Actual Pay EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between CAP and Company TSR and Peer Group TSR Compensation Actually Paid ($) 5,000,000 4,000,000 3,000,000 2,000,000 1,000,000 0 2019 2020 2021 2022180 160 140 120 100 80 60 40 20 - Total Shareholder Return PEO Actual Pay Company TSR Ave. Non-PEO Actual Pay Peer Group TSR

Tabular List [Table Text Block]

Performance Measures. The following table lists the most important financial performance measures used to link CAP to the PEO and Non-PEO NEOs for the fiscal year ended December 30, 2022:

EBITDA
Revenues before reimbursement growth
EBITDA margin

Total Shareholder Return Amount	$ 145	169	129
Peer Group Total Shareholder Return Amount	118	141	111
Net Income (Loss)	$ 102,330,000	$ 101,202,000	$ 82,552,000
Company Selected Measure Amount	137,217,000	132,258,000	102,102,000
PEO Name	Dr. Corrigan	Dr. Corrigan	Dr. Corrigan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA
Non-GAAP Measure Description [Text Block]	EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues before reimbursement growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA margin
PEO [Member] | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,799,624)	$ (1,306,442)	$ (1,313,446)
PEO [Member] | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	630,014	472,173	558,636
PEO [Member] | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	829,168	823,548	565,645
PEO [Member] | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(151,729)	64,616	46,330
PEO [Member] | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(639,842)	121,119	226,967
PEO [Member] | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(304,608)	552,717	430,383
PEO [Member] | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(429,807)	1,001,391	691,441
PEO [Member] | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	600,068	400,051	420,016
Non-PEO NEO [Member] | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(689,978)	(598,564)	(533,908)
Non-PEO NEO [Member] | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	309,756	439,051	302,614
Non-PEO NEO [Member] | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	138,195	137,255	94,274
Non-PEO NEO [Member] | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(101,156)	39,656	12,486
Non-PEO NEO [Member] | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,616)	23,925	43,974
Non-PEO NEO [Member] | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(138,787)	276,298	281,911
Non-PEO NEO [Member] | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(71,635)	182,601	147,438
Non-PEO NEO [Member] | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 295,032	$ 164,570	$ 227,523